Taxation - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Tax Credit Carryforward [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%	15.00%
Effective period of certificate	3 years	3 years
Withholding income tax rate	10.00%	10.00%
Undistributed earnings	¥ 2,195,883,000				$ 318,373
Impact from tax uncertainties				¥ 0
Income tax examination, description	In general, the tax authorities have five to eight years to conduct examinations of the tax filings of the Group’s subsidiaries.	In general, the tax authorities have five to eight years to conduct examinations of the tax filings of the Group’s subsidiaries.
Income tax examination years under examination	2017 2018 2019 2020 2021 2022	2017 2018 2019 2020 2021 2022
Unrecognized tax benefits	¥ 9,288,000		¥ 63,643,000	¥ 4,478,000	1,347	$ 9,227
Interest expense on unrecognized tax benefits	7,998,000	$ 1,160	2,729,000
Accrued interest expense on unrecognized tax benefits	¥ 11,286,000		¥ 3,288,000		1,636
Earliest Tax Year
Tax Credit Carryforward [Line Items]
Time period that tax authorities could conduct examinations of entity tax filings	5 years	5 years
Latest Tax Year
Tax Credit Carryforward [Line Items]
Time period that tax authorities could conduct examinations of entity tax filings	8 years	8 years
PRC and Malaysia
Tax Credit Carryforward [Line Items]
Operating loss	¥ 451,367,000				$ 65,442
PRC
Tax Credit Carryforward [Line Items]
Tax losses carry forward duration	5 years	5 years
Tax loss carry forward extended duration	10 years	10 years
Operating loss carryforwards expiration year	2023	2023
Malaysia
Tax Credit Carryforward [Line Items]
Tax losses carry forward duration	10 years	10 years
Operating loss carryforwards expiration year	2027	2027
Malaysia | Minimum
Tax Credit Carryforward [Line Items]
Tax rate related to capital gains from disposals of real property	10.00%	10.00%
Malaysia | Maximum
Tax Credit Carryforward [Line Items]
Tax rate related to capital gains from disposals of real property	30.00%	30.00%
India
Tax Credit Carryforward [Line Items]
Tax losses carry forward duration	8 years	8 years
Operating loss carryforwards expiration year	2025	2025
Malaysia
Tax Credit Carryforward [Line Items]
Statutory income tax rate	24.00%	24.00%
India
Tax Credit Carryforward [Line Items]
Statutory income tax rate	31.20%	31.20%